Revenue and segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Revenue and segment reporting
Schedule of operating segments using asset or liability

	For the years ended December 31,
	2023	2024	2025
Digital Assets Services and Solutions
Wealth management solutions	1,617	6,194	34,909
Execution solutions	138	320	11,243
Payment solutions	979	961	4,086
	2,734	7,475	50,238
Online Advertising and SaaS Solutions
Sales agent	—	—	1,261
Cost-plus	—	—	1,497
Specified actions	—	—	6,509
SaaS products and services	—	—	6,584
	—	—	15,851

Total segment revenues	2,734	7,475	66,089

Timing of revenue recognition:
- At a point in time	1,161	1,311	26,906
- Over time	1,573	6,164	39,183
	2,734	7,475	66,089

	For the years ended December 31,
	2023	2024	2025
Segment operating (loss)/profit:
- Digital Assets Services and Solutions	(3,644)	(5,306)	4,380
- Online Advertising and SaaS Solutions	—	—	3,010
- Other segment *	—	—	(4,795)
	(3,644)	(5,306)	2,595

Finance (costs)/income, net	(145)	104	548
Other (loss)/gains, net	(9,747)	(18,071)	505
Share of losses from an equity investee	—	—	(50)
(Loss)/profit from continuing operations before income tax credit	(13,536)	(23,273)	3,598
*	Other segment refers to head office and group services

					Share of
	Depreciation				losses from
	and	Finance		Income tax	an equity
	amortization	income	Finance costs	credit	investee
Year ended December 31, 2023
Digital Assets Services and Solutions	(740)	—	(145)	—	—
Online Advertising and SaaS Solutions	—	—	—	—	—
	(740)	—	(145)	—	—

Year ended December 31, 2024
Digital Assets Services and Solutions	(379)	150	(46)	—	—
Online Advertising and SaaS Solutions	—	—	—	—	—
	(379)	150	(46)	—	—

Year ended December 31, 2025
Digital Assets Services and Solutions	(406)	131	(22)	7	—
Online Advertising and SaaS Solutions	(1,045)	297	(49)	1,060	—
Other segment *	—	191	—	—	(50)
	(1,451)	619	(71)	1,067	(50)

*Other segment refers to head office and group services

	For the years ended December 31,
	2023	2024	2025
Segment assets
Digital Assets Services and Solution	36,851	129,834	167,574
Online Advertising and SaaS Solutions	—	—	75,267
Total segment assets	36,851	129,834	242,841

Intersegment eliminations	—	—	(6,087)
Discontinued operations	—	—	17
Unallocated items	—	—	19,608
Total assets as per the statement of financial position	36,851	129,834	256,379

Additions to non-current assets
Digital Assets Services and Solution	—	800	420
Online Advertising and SaaS Solutions	—	—	42,570
	—	800	42,990

Segment liabilities
Digital Assets Services and Solution	41,399	100,049	132,379
Online Advertising and SaaS Solutions	—	—	17,996
Total segment liabilities	41,399	100,049	150,375

Intersegment eliminations	—	—	(6,085)
Discontinued operations	—	—	1,277
Unallocated items	—	—	500
Total liabilities as per the statement of financial position	41,399	100,049	146,067

Schedule of revenue by geographic location

	For the years ended December 31,
	2023	2024	2025
Asia	988	1,562	20,848
North America	1,338	3,946	20,915
Africa	303	1,848	24,212
Europe	98	87	13
Others	7	32	101
	2,734	7,475	66,089